SHORT-TERM DEBT AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2025
SHORT-TERM DEBT AND LONG-TERM DEBT
SHORT-TERM DEBT AND LONG-TERM DEBT

NOTE 15 – SHORT-TERM DEBT AND LONG-TERM DEBT

Loans and financing are as follows:

	2025	2024
Ten/Thirty Year Bonds	7,514,045	8,994,067
Other loans	2,260,707	813,954
Total Loans and Financing	9,774,752	9,808,021
Current	897,295	697,049
Non-current	8,877,457	9,110,972

Principal amount of loans and Financing	9,656,888	9,661,769
Interest accrued of loans and Financing	117,864	146,252
Total	9,774,752	9,808,021

As of December 31, 2025, the nominal weighted average cost of debts denominated in US dollars is 6.12% p.a. (5.52% p.a. on December 31, 2024), for debts denominated in Real is CDI -2.11% p.a. (CDI +0.82% p.a. on December 31, 2024) and for other currencies 3.64% p.a. (3.88% p.a. on December 31, 2024).

Loans and financing denominated in Brazilian reais are indexed to fixed rates or CDI (Interbank Deposit Certificate).

Summary of loans and financing by currency:

	2025	2024
Brazilian Real (BRL)	1,789,242	456,448
U.S. Dollar (USD)	7,837,820	9,169,319
Other currencies	147,690	182,254
	9,774,752	9,808,021

The amortization schedules of long-term loans and financing are as follows:

	2025	2024
2026	—	167,154
2027	1,778,633	2,531,696
2028	55,811	11,075
2029	51,438	8,420
2030 on	6,991,575	6,392,627
	8,877,457	9,110,972

a) Credit Lines

In September 2022, the Company completed the renewal of the Global Credit Line in the total amount of US$ 875 million (equivalent to R$ 4.815 million as of December 31, 2025) with maturity in September 2027. The transaction aims to provide liquidity to operations in North America and Latin America, including Brazil. The companies Gerdau S.A., Gerdau Açominas S.A. and Gerdau Aços Longos S.A. provide guarantee for this transaction. As of December 31, 2025, no amount of this credit line was used.

The Company and its subsidiaries are not subject to default clauses (covenants) linked to financial ratios. Non-financial performance clauses have been complied with.

b) Main debt funding

In February 2025, the subsidiary Gerdau Açominas S.A. raised debt in the amount of R$ 1.165 billion from a top-tier financial institution, maturing in December 2025.

In March 2025, the Company signed an amendment to the financing agreement with a top-tier financial institution, with the transfer of resources from the Fundo de Desenvolvimento do Centro Oeste (“FDCO”) managed by the Superintendência do Desenvolvimento do Centro-Oeste (“SUDECO”), whose total approved and released amount is approximately R$ 300 million. The contract expires in July 2044.

In April 2025, the subsidiary Gerdau Açominas S.A. raised debt backed by export contracts in the principal amount of US$ 50 million (equivalent to approximately R$ 303 million on the date of the raising) from a top-tier financial institution, maturing in December 2025.

In April 2025, the subsidiary Gerdau Aços Longos S.A. raised debt backed by agricultural activities in the amount of R$ 750 million from a top-tier financial institution, maturing in October 2027.

In June 2025, the subsidiary Gerdau Trade Inc. raised a bond maturing in June 2035 in the amount of US$ 650 million (equivalent to R$ 3,624 million on the date of the raising).

In August 2025, the Company and its subsidiaries Gerdau Açominas S.A. and Gerdau Aços Longos S.A. raised short-term debt from top-tier financial institutions, totaling R$ 450 million and maturing in 6 months. This fundraising was done in conjunction with a protective derivative financial instrument, whose objective is to represent, in the combined operations, a cost indexed to the CDI (Interbank Deposit Certificate).

During the last quarter of 2025, the Company and its subsidiary Gerdau Açominas S.A. finalized financing agreements with BNDES (Brazilian Development Bank), totaling R$ 566 million. Of this amount, R$ 317 million has already been disbursed. The funds are intended to support and develop sustainable initiatives, aligned with the environmental guidelines of the program. The contracts have maturities scheduled for 2035 and 2041, respectively.

c) Main Amortization

In June 2025, the subsidiary Gerdau Trade Inc. partially repurchased the 2027 Bond for US$ 238 million (equivalent to R$ 1.316 million on the repurchase date), intended to repurchase part of the Company’s Bonds maturing in October 2027.

In December 2025, the Company made an early settlement of debt in the amount of R$60 million with a first-tier financial institution. During the same period, the subsidiary Gerdau Aços Longos fully settled a financial obligation of R$428 million. This operation was associated with a derivative financial instrument for hedging purposes, the settlement of which occurred on the same date, simultaneously extinguishing the associated risks.

Additionally, the subsidiary Gerdau Açominas S.A. settled a financing agreement totaling R$ 1.165 billion, as well as a debt secured by export contracts amounting to approximately US$ 50 million (equivalent to approximately R$ 275 million on the settlement date), both with leading financial institutions.

Also in December 2025, the Company, through its subsidiary GUSAP III, carried out the early redemption (Make-Whole) of all Bonds issued with maturity in 2030, with a principal amount of US$ 500 million (equivalent to R$ 2.7 million on the redemption date).

d) Assumption of Obligations through Merger

In June 2025, Gerdau S.A. merged with its subsidiary Gerdau Summit Aços Fundidos e Forjados S.A., fully assuming its assets and liabilities.